SHAREHOLDER’S DEFICIT (Details Narrative) - USD ($)		5 Months Ended
	Aug. 20, 2025	Dec. 31, 2025
Class of Stock [Line Items]
Preferred stock, shares authorized		5,000,000
Preferred stock, par value		$ 0.0001
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Common stock voting rights		The Company will complete a Business Combination only if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.
Shares issued, price per share		$ 9.20
Warrant exercise price		$ 11.50
Redemption trigger prices percentage		18.00%
Minimum [Member]
Class of Stock [Line Items]
Percentage of market value		115.00%
Maximum [Member]
Class of Stock [Line Items]
Percentage of market value		180.00%
Warrant [Member]
Class of Stock [Line Items]
Shares issued, price per share		$ 0.01
Common Stock [Member]
Class of Stock [Line Items]
Warrant exercise price		$ 18.00
Over-Allotment Option [Member]
Class of Stock [Line Items]
Number of shares issued		28,750,000
Sponsor [Member]
Class of Stock [Line Items]
Number of shares issued	12,321,429	12,321,429
Number of value issued		$ 25,000
Sponsor [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Number of shares forfeiture	1,607,143	1,607,143
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		450,000,000
Common stock, par value		$ 0.0001
Common stock voting rights		Holders of the Company’s ordinary shares are entitled to one vote for each share
Ordinary stock, shares issued		0
Ordinary stock, shares outstanding		0
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		45,000,000
Common stock, par value		$ 0.0001
Common stock voting rights		Holders of the Company’s ordinary shares are entitled to one vote for each share
Ordinary stock, shares issued		12,321,429
Ordinary stock, shares outstanding		12,321,429